First Eagle Credit Opportunities Fund
Consolidated Schedule of Investments
September 30, 2023 (unaudited)

Investments	Principal Amount ($)	Value ($)
SENIOR LOANS (a) - 99.0%

Advertising - 1.9%
MH Sub I / Indigo / WebMD Health (fka Micro holdings / Internet Brands), 2023 May Incremental Term Loan - First Lien
(SOFR 1 month + 4.25%), 9.57%, 5/3/2028	2,977,193	2,885,317
New Insight Holdings Inc. (Research Now), Initial Term Loan - First Lien
(SOFR 1 month + 5.50%), 10.93%, 12/20/2024	4,892,331	3,576,759
WH Borrower, LLC (aka WHP Global), 2023-1 Term Loan - First Lien
(SOFR 3 month + 5.50%, 0.50% Floor), 10.81%, 2/15/2027‡	1,990,000	1,980,876
WH Borrower, LLC (aka WHP Global), Initial Term Loan - First Lien
(SOFR 3 month + 5.50%, 0.50% Floor), 10.81%, 2/15/2027	2,967,083	2,958,419
		11,401,371
Aerospace & Defense - 1.5%
HDT Holdco, Inc., Initial Term Loan - First Lien
(SOFR 3 month + 5.75%), 11.29%, 7/8/2027	2,715,190	1,327,049
MAG DS Corp., Initial Term Loan - First Lien
(SOFR 3 month + 5.50%), 10.99%, 4/1/2027‡ (b)(c)	1,989,170	1,902,144
New Constellis Borrower LLC, Extended Term B Loan - First Lien
(SOFR 3 month + 7.75%), 13.37%, 9/27/2025	2,971,871	2,518,661
Peraton Corp., Term B Loan - First Lien
2/1/2028 (d)	2,983,532	2,981,056
		8,728,910
Agricultural & Farm Machinery - 0.2%
Hydrofarm Holdings Group, Inc., Term Loan - First Lien
(SOFR 1 month + 5.50%), 10.93%, 10/25/2028 ‡ (b)(c)	1,200,615	990,507

Air Freight & Logistics - 1.5%
LaserShip, Inc., Initial Loan - Second Lien
(SOFR 6 month + 7.50%), 13.40%, 5/7/2029	4,000,000	3,340,000
LaserShip, Inc., Initial Term Loan - First Lien
(SOFR 6 month + 4.50%), 10.40%, 5/7/2028	2,458,767	2,295,259
Omni Intermediate Holdings, LLC (Omni Logistics), Initial Term Loan - First Lien
(SOFR 1 month + 5.00%, 1.00% Floor), 10.42%, 12/30/2026‡ (b)(c)	3,441,882	3,433,277
		9,068,536
Airlines - 0.8%
AAdvantage Loyalty IP Ltd., Initial Term Loan - First Lien
(SOFR 3 month + 4.75%), 10.34%, 4/20/2028	4,750,000	4,901,715

Alternative Carriers - 0.8%
Midcontinent Communications, Term Loan (2019) - First Lien
(SOFR 1 month + 1.75%), 7.07%, 8/15/2026‡	997,403	992,416
Zayo Group Holdings, Inc., 2022 Incremental Term Loan - First Lien
(SOFR 1 month + 4.33%, 0.50% Floor), 9.64%, 3/9/2027	4,962,217	4,056,612
		5,049,028
Apparel Retail - 0.4%
Lids Holdings, Inc., Initial Term Loan - First Lien
(SOFR 3 month + 5.50%, 1.00% Floor), 11.06%, 12/14/2026‡ (b)	2,712,130	2,603,645

Apparel, Accessories & Luxury Goods - 1.5%
Outerstuff LLC, Closing Date Loan - First Lien
(SOFR 3 month + 5.00%), 10.65%, 12/31/2023	6,842,003	6,032,389
TR Apparel, LLC, First Out Term Loan - First Lien
(SOFR 1 month + 8.00%, 2.00% Floor), 13.33%, 6/20/2027‡ (b)(c)(e)	3,260,870	3,187,500
		9,219,889
Application Software - 6.5%
Apex Analytix, Inc. (Montana Buyer, Inc.), Initial Term Loan - First Lien
(SOFR 1 month + 5.75%, 0.75% Floor), 11.07%, 7/22/2029‡ (b)(e)	2,675,435	2,608,549

See Notes to Consolidated Schedule of Investments.	1	(Continued)

First Eagle Credit Opportunities Fund
Consolidated Schedule of Investments
September 30, 2023 (unaudited)

Investments	Principal Amount ($)	Value ($)
AppHub LLC, Delayed Draw Tem Loan - First Lien
(SOFR 3 month + 6.25%, 1.00% Floor), 11.81%, 9/29/2028‡ (b)(e)	166,285	165,453
AppHub LLC, Term Loan - First Lien
(SOFR 6 month + 6.25%, 1.00% Floor), 11.97%, 9/29/2028‡ (b)(c)(e)	2,675,011	2,661,636
AppLovin Corp., Amendment No. 9 Replacement Term Loan - First Lien
(SOFR 1 month + 3.00%), 8.42%, 8/19/2030	3,598,125	3,594,005
Apryse Software Corp. (PDFTron Systems Inc.), 2022-1 Incremental Term Loan - First Lien
(SOFR 1 month + 5.50%, 1.00% Floor), 10.82%, 7/15/2027‡ (b)(c)(e)	3,447,500	3,413,025
Apryse Software Corp. (PDFTron Systems Inc.), Delayed Draw Term Loan - First Lien
(SOFR 1 month + 5.50%, 1.00% Floor), 10.82%, 7/15/2027‡ (b)(c)(e)	356,201	352,639
Apryse Software Corp. (PDFTron Systems Inc.), Initial Term Loan - First Lien
(SOFR 1 month + 5.50%, 1.00% Floor), 10.82%, 7/15/2027‡ (b)(c)(e)	1,099,799	1,088,801
Banff Merger Sub Inc. (BMC)(Boxer Parent)), 2021 Replacement Dollar Term Loan - First Lien
10/2/2025 (d)	478,200	478,264
CDK Global, Inc. (Central Parent Inc.), Initial Term Loan - First Lien
(SOFR 3 month + 4.25%, 0.50% Floor), 9.64%, 7/6/2029	994,987	996,405
Cloud Software Group, Inc. (TIBCO Software), Dollar Term B Loan - First Lien
(SOFR 3 month + 4.50%, 0.50% Floor), 9.99%, 3/30/2029	2,985,000	2,875,391
Greeneden U.S. Holdings II, LLC (Genesys Telecommunications Laboratories), Initial Dollar Term Loan (2020) - First Lien
(SOFR 1 month + 4.00%, 0.75% Floor), 9.43%, 12/1/2027	2,984,694	2,990,633
Help/Systems Holdings, Inc., Term Loan - First Lien
(SOFR 3 month + 4.00%), 9.47%, 11/19/2026	2,984,576	2,867,685
Mitchell International, Inc., Amendment No.2 Term Loan - First Lien
(SOFR 1 month + 3.75%), 9.18%, 10/15/2028	1,375,140	1,354,912
Precisely (Pearl Debt Merger Sub 1 Inc.), Third Amendment Term Loan - First Lien
(SOFR 3 month + 4.25%, 0.75% Floor), 9.86%, 4/24/2028	1,974,811	1,919,062
Quartz Acquireo LLC (Qualtrics), Term Loan B - First Lien
(SOFR 1 month + 3.50%), 8.82%, 6/28/2030‡	1,000,000	1,000,000
Rocket Software, Inc., Term Loan - First Lien
11/28/2028‡ (d)	3,000,000	2,959,695
Sapio Sciences, LLC (Jarvis Bidco), Initial Term Loan - First Lien
(SOFR 1 month + 6.25%, 1.00% Floor), 11.67%, 11/17/2028‡ (b)(c)(e)	3,287,656	3,189,027
TMA Buyer, LLC, Delayed Draw Term Loan - First Lien
(SOFR 1 month + 7.25%, 1.00% Floor), 12.67%, 9/30/2027‡ (b)(e)	146,718	136,448
TMA Buyer, LLC, Term Loan - First Lien
(SOFR 3 month + 7.25%, 1.00% Floor), 12.79%, 9/30/2027‡ (b)(c)(e)	1,232,704	1,146,415
Veracode (Mitnick Corporate Purchaser Inc.), Initial Term Loan - First Lien
(SOFR 3 month + 4.50%, 0.50% Floor), 9.97%, 5/2/2029	2,970,000	2,866,659
		38,664,704
Asset Management & Custody Banks - 1.9%
ABC Financials (Project Accelerate Parent LLC), Term Loan - First Lien
(SOFR 3 month + 4.25%), 9.88%, 1/2/2025	249,340	250,120
Advisor Group Holdings Inc. (Osaic Holdings), Term B-2 Loan - First Lien
(SOFR 1 month + 4.50%), 9.82%, 8/17/2028	3,000,000	3,002,115

See Notes to Consolidated Schedule of Investments.	2	(Continued)

First Eagle Credit Opportunities Fund
Consolidated Schedule of Investments
September 30, 2023 (unaudited)

Investments	Principal Amount ($)	Value ($)
Doxa Insurance Holdings LLC, Term Loan - First Lien
(SOFR 1 month + 6.00%), 11.42%, 12/4/2026‡ (b)(c)(e)	2,856,420	2,856,420
Oak Point Partners, LLC, Term Loan - First Lien
(SOFR 1 month + 5.25%), 10.67%, 12/1/2027‡ (b)(c)(e)	2,522,762	2,472,307
Orion Group Holdco, LLC, First Amendment Incremental Delayed Draw Term Loan - First Lien
(SOFR 3 month + 6.00%, 1.00% Floor), 11.65%, 3/19/2027‡ (b)(c)(e)	890,705	881,798
Orion Group Holdco, LLC, First Amendment Incremental Term Loan - First Lien
(SOFR 3 month + 6.00%, 1.00% Floor), 11.65%, 3/19/2027‡ (b)(c)(e)	2,164,709	2,143,062
		11,605,822
Auto Parts & Equipment - 1.0%
Enthusiast Auto Holdings, LLC (EAH-Intermediate Holdco LLC), Third Amendment Term Loan - First Lien
(SOFR 1 month + 6.25%, 1.00% Floor), 11.67%, 12/19/2025‡ (b)(c)(e)	1,415,779	1,415,779
(PRIME 1 month + 5.25%), 13.75%, 12/19/2025‡ (b)(c)(e)	3,557	3,557
Panther BF Aggregator 2 LP (Power Solutions/Clarios Global LP), 2023 Term Loan - First Lien
(SOFR 1 month + 3.75%), 9.07%, 5/6/2030	1,500,000	1,499,303
Power Stop, LLC, Initial Term Loan - First Lien
(SOFR 1 month + 4.75%), 10.17%, 1/26/2029	3,940,000	3,303,020
		6,221,659
Automotive Retail - 0.9%
Rising Tide Holdings, Inc., FILO Loan - First Lien
(SOFR 1 month + 9.00%, 3.00% Floor), 14.33%, 6/1/2026‡ (b)(e)	5,500,000	5,500,000

Brewers - 0.3%
City Brewing Company, LLC, Closing Date Term Loan - First Lien
(SOFR 3 month + 3.50%, 0.75% Floor), 9.07%, 4/5/2028	2,862,759	1,894,187

Broadcasting - 0.9%
A-L Parent LLC (Learfield), 2023 Term Loan - First Lien
(SOFR 3 month + 5.50%, 2.00% Floor), 10.91%, 6/30/2028	1,090,420	1,059,752
Allen Media, LLC, Initial Term Loan (2021) - First Lien
(SOFR 3 month + 5.50%), 11.04%, 2/10/2027	1,969,383	1,762,598
Terrier Media Buyer Inc. (Cox Media Group), 2021 Term B Loan - First Lien
(SOFR 3 month + 3.50%), 8.99%, 12/17/2026	2,854,946	2,624,167
		5,446,517
Casinos & Gaming - 2.3%
Caesars Entertainment Inc., 2023 Incremental Term B Loan - First Lien
(SOFR 1 month + 3.25%), 8.67%, 2/6/2030	2,985,000	2,989,672
Golden Nugget, Inc., Initial B Term Loan - First Lien
(SOFR 1 month + 4.00%, 0.50% Floor), 9.32%, 1/27/2029	247,487	245,412
J&J Ventures Gaming, LLC, 2023 Delayed Draw Term Commitment (Nevada) - First Lien
4/15/2030 (d)	1,285,714	1,237,500
J&J Ventures Gaming, LLC, Delayed Draw Term Loan - First Lien
4/26/2028 (d)	714,286	687,500
J&J Ventures Gaming, LLC, Initial Term Loan - First Lien
(SOFR 3 month + 4.00%), 9.65%, 4/26/2028	3,008,176	2,891,609
Jack Ohio Finance (Jack Entertainment), Initial Term Loan - First Lien
(SOFR 1 month + 4.75%), 10.18%, 10/4/2028	989,276	981,035
Ontario Gaming GTA LP (One Toronto), Term Loan B - First Lien
(SOFR 3 month + 4.25%, 0.50% Floor), 9.58%, 8/1/2030	1,450,000	1,452,871

See Notes to Consolidated Schedule of Investments.	3	(Continued)

First Eagle Credit Opportunities Fund
Consolidated Schedule of Investments
September 30, 2023 (unaudited)

Investments	Principal Amount ($)	Value ($)
Penn National Gaming, Inc., Term B Facility Loan - First Lien
(SOFR 1 month + 2.75%, 0.50% Floor), 8.17%, 5/3/2029	2,984,887	2,984,887
		13,470,486
Commercial Printing - 0.6%
Anthology / Blackboard (Astra AcquisitionCorp.; BruinMergerCoInc.), Term B Loan - First Lien
(SOFR 3 month + 5.25%), 10.90%, 10/25/2028 (c)	5,000,000	3,777,500
		3,777,500
Commodity Chemicals - 0.7%
A&A Global Imports, LLC, Revolving Loan - First Lien
(SOFR 1 month + 8.50%, 1.00% Floor), 13.92%, 6/1/2026‡ (b)(e)	21,133	14,793
A&A Global Imports, LLC, Term Loan - First Lien
(SOFR 3 month + 8.50%), 14.04%, 6/1/2026‡ (b)(c)(e)	1,744,148	1,220,903
USALCO, LLC, Term Loan A - First Lien
(SOFR 3 month + 6.00%, 1.00% Floor), 11.43%, 10/19/2027‡ (b)(c)(e)	2,947,500	2,947,500
		4,183,196
Communications Equipment - 0.6%
SonicWALL Inc., Initial Term Loan - Second Lien
(SOFR 3 month + 7.50%), 13.04%, 5/18/2026	3,855,000	3,643,283

Construction & Engineering - 1.0%
Amentum Government Services Holdings LLC (AECOM Technology Corp.), Tranche 2 Term Loan - Second Lien
(SOFR 1 month + 7.50%, 0.75% Floor), 12.95%, 2/15/2030	2,000,000	1,815,000
Amentum Government Services Holdings LLC (AECOM Technology Corp.), Tranche 3 Term Loan - First Lien
(SOFR 1 month + 4.00%, 0.50% Floor), 9.33%, 2/15/2029	1,980,000	1,957,735
Tecta America, 2023 Incremental Term Loan - First Lien
(SOFR 3 month + 4.25%), 9.65%, 4/10/2028	1,000,000	999,465
TriStrux, LLC, Delayed Draw Term Loan - First Lien
(SOFR 3 month + 6.00%, 1.00% Floor), 11.39%, 12/23/2026‡ (b)(e)	319,335	309,755
TriStrux, LLC, Initial Term Loan - First Lien
(SOFR 3 month + 6.00%, 1.00% Floor), 11.39%, 12/23/2026‡ (b)(c)(e)	910,340	883,030
TriStrux, LLC, Revolving Loan - First Lien
(SOFR 3 month + 6.00%, 1.00% Floor), 11.39%, 12/23/2026‡ (b)(e)	182,323	176,854
		6,141,839
Construction Machinery & Heavy Trucks - 0.9%
AI Mistral Luxembourg Subco Sarl (V. Group), 2022 Extended Term B Loan - First Lien
(SOFR 1 month + 6.00%), 11.32%, 9/30/2025	5,382,140	5,381,010

Construction Materials - 0.7%
Foley Products Co., LLC, Initial Term Loan - First Lien
(SOFR 3 month + 4.75%, 0.50% Floor), 10.29%, 12/29/2028	4,030,627	4,023,070

Distributors - 0.6%
Highline Aftermarket Acquisition, LLC, Initial Term Loan - First Lien
(SOFR 1 month + 4.50%), 9.92%, 11/9/2027	935,382	928,077
Project Castle, Inc. (Material Handling Systems Inc./MHS/Deliver Buyer), Initial Term Loan - First Lien
(SOFR 3 month + 5.50%, 0.50% Floor), 10.76%, 6/1/2029 (c)	2,970,000	2,650,725
		3,578,802
Diversified Chemicals - 0.9%
Project Cloud Holdings, LLC (AgroFresh Inc.), Delayed Draw Term Loan - First Lien
(SOFR 1 month + 6.50%, 1.00% Floor), 11.93%, 3/31/2029‡ (b)(e)	2,754,237	2,774,894
Project Cloud Holdings, LLC (AgroFresh Inc.), Initial USD Term Loan - First Lien
(SOFR 1 month + 6.50%, 1.00% Floor), 11.92%, 3/31/2029‡ (b)	2,510,593	2,529,423

See Notes to Consolidated Schedule of Investments.	4	(Continued)

First Eagle Credit Opportunities Fund
Consolidated Schedule of Investments
September 30, 2023 (unaudited)

Investments	Principal Amount ($)	Value ($)
Project Cloud Holdings, LLC (AgroFresh Inc.), Revolver - First Lien
(SOFR 1 month + 6.50%, 1.00% Floor), 11.93%, 3/30/2029‡ (b)	203,390	202,810
		5,507,127
Diversified Metals & Mining - 0.1%
Form Technologies (Dynacast), Last Out Term Loan - First Lien
(SOFR 3 month + 9.00%, 1.00% Floor), 14.52%, 10/22/2025 (c)	284,931	219,753
Form Technologies (Dynacast), Term B Loan - First Lien
(SOFR 3 month + 4.50%, 1.00% Floor), 10.02%, 7/22/2025 (c)	324,291	302,888
		522,641
Diversified Support Services - 0.8%
Archer Systems, LLC, Initial Term Loan - First Lien
(SOFR 3 month + 6.00%, 1.00% Floor), 11.54%, 8/11/2027‡ (b)(c)(e)	5,100,833	5,075,329

Education Services - 0.4%
American Public Education, Initial Term Loan - First Lien
(SOFR 1 month + 5.50%), 10.93%, 9/1/2027‡	1,719,711	1,719,711
Prometric Holding Inc., Term Loan - First Lien
1/29/2028‡ (d)(e)	1,000,000	970,000
		2,689,711
Electronic Equipment & Instruments - 0.9%
VeriFone Systems, Inc., Initial Term Loan - First Lien
(SOFR 3 month + 4.00%), 9.65%, 8/20/2025	5,975,006	5,527,807

Electronic Manufacturing Services - 0.6%
Natel Engineering Co., Inc., Initial Term Loan - First Lien
(SOFR 1 month + 6.25%), 11.69%, 4/30/2026 (c)(d)	4,204,394	3,320,168
		3,320,168
Environmental & Facilities Services - 0.5%
EnergySolutions (Energy Capital Partners), Term Loan - First Lien
9/18/2030‡ (d)	3,000,000	2,985,000

Food Distributors - 0.7%
United Air Lines, Inc. (fka: Continental Airlines, Inc.), Class B Term Loan - First Lien
(SOFR 1 month + 3.75%), 9.18%, 4/21/2028	3,959,288	3,971,661

Health Care Equipment - 0.1%
Carestream Dental Equipment Inc., Tranche B Term Loan - First Lien
(ICE LIBOR USD 6 month + 4.50%, 0.50% Floor), 10.23%, 9/1/2024	800,461	706,607

Health Care Facilities - 1.1%
ConvenientMD (CMD Intermediate Holdings, Inc.), Delayed Draw Term Loan - First Lien
(SOFR 3 month + 5.50%), 11.03%, 6/9/2027‡ (b)(e)	325,664	276,814
ConvenientMD (CMD Intermediate Holdings, Inc.), Initial Term Loan - First Lien
(SOFR 3 month + 5.50%), 11.07%, 6/9/2027‡ (b)(c)(e)	1,715,000	1,457,750
ConvenientMD (CMD Intermediate Holdings, Inc.), Revolving Loan - First Lien
(SOFR 3 month + 5.50%), 11.06%, 6/9/2027‡ (b)(e)	15,000	12,750
Quorum Health Resources (QHR), 2023 Incremental Term Loan - First Lien
(SOFR 6 month + 6.25%), 11.84%, 5/28/2027‡ (b)(c)(e)	1,995,000	1,965,075
Quorum Health Resources (QHR), Specified Delayed Draw Term Loan - First Lien
(SOFR 3 month + 6.25%), 11.88%, 5/28/2027‡ (b)(e)	2,000,000	1,970,000
Quorum Health Resources (QHR), Term Loan - First Lien
(SOFR 6 month + 5.75%, 1.00% Floor), 11.50%, 5/28/2027‡ (b)(c)(e)	1,054,382	1,028,023
		6,710,412
Health Care Services - 10.8%
Anne Arundel Dermatology Management, LLC, DDTL A - First Lien
(SOFR 3 month + 5.50%, 1.00% Floor), 11.89%, 10/16/2025‡ (b)(c)(e)	114,632	107,181

See Notes to Consolidated Schedule of Investments.	5	(Continued)

First Eagle Credit Opportunities Fund

Consolidated Schedule of Investments

September 30, 2023 (unaudited)

Investments	Principal Amount ($)	Value ($)
Anne Arundel Dermatology Management, LLC, DDTL B - First Lien
(SOFR 3 month + 5.50%, 1.00% Floor), 10.89%, 10/16/2025‡ (b)(c)(e)	194,172	181,551
Anne Arundel Dermatology Management, LLC, DDTL C - First Lien
(SOFR 3 month + 6.50%, 1.00% Floor), 11.12%, 10/16/2025‡ (b)(e)	547,967	512,349
Anne Arundel Dermatology Management, LLC, Restatement Date Term Loan - First Lien
(SOFR 3 month + 5.50%), 10.89%, 10/16/2025‡ (b)(c)(e)	1,891,666	1,768,708
BCDI BHI Intermediate 2, LP (Basic Home Infusion), Initial Term Loan - First Lien
(SOFR 3 month + 5.75%, 1.00% Floor), 11.14%, 9/29/2028‡ (b)(c)(e)	2,928,943	2,885,011
Boston Clincial Trials LLC (Alcanza Clinical Research), Initial Term Loan - First Lien
(SOFR 3 month + 6.00%, 1.00% Floor), 11.42%, 12/20/2027‡ (b)(c)(e)	4,762,578	4,673,270
CC Amulet Management, LLC (Children’s Choice), Delayed Draw Term Loan - First Lien
(SOFR 3 month + 6.50%, 1.00% Floor), 12.18%, 8/31/2027‡ (b)(e)	66,612	66,612
CC Amulet Management, LLC (Children’s Choice), Revolving Loan - First Lien
(SOFR 3 month + 5.25%, 1.00% Floor), 10.88%, 8/31/2026‡ (b)(e)	32,216	31,572
CC Amulet Management, LLC (Children’s Choice), Term Loan - First Lien
(SOFR 3 month + 5.25%, 1.00% Floor), 10.88%, 8/31/2027‡ (b)(c)(e)	1,679,677	1,646,083
Civitas Solutions Inc. (National Mentor Holding), Initial Term C Loan - First Lien
(SOFR 3 month + 3.75%), 9.09%, 3/2/2028	81,404	72,925
Civitas Solutions Inc. (National Mentor Holding), Initial Term Loan - First Lien
(SOFR 1 month + 3.75%, 0.75% Floor), 9.18%, 3/2/2028	2,846,173	2,549,702
Civitas Solutions Inc. (National Mentor Holding), Initial Term Loan - Second Lien
(SOFR 3 month + 7.25%), 12.74%, 3/2/2029	5,000,000	3,462,500
Community Based Care Acquisition, Inc., Delayed Draw Tranche A Term Loan - First Lien
(SOFR 3 month + 5.25%, 1.00% Floor), 10.74%, 9/16/2027‡ (b)(c)(e)	901,169	892,157
Community Based Care Acquisition, Inc., Delayed Draw Tranche B Term Loan - First Lien
(SOFR 1 month + 5.50%, 1.00% Floor), 10.93%, 9/30/2027‡ (b)(e)	334,394	332,722
Community Based Care Acquisition, Inc., Initial Term Loan - First Lien
(SOFR 3 month + 5.25%, 1.00% Floor), 10.67%, 9/16/2027‡ (b)(c)(e)	2,222,927	2,200,698
Elevate HD Parent, Inc., Initial Term Loan - First Lien
(SOFR 3 month + 6.00%), 11.48%, 8/20/2029‡ (b)(c)(e)	3,250,000	3,189,063
Endo1 Partners, Seventh Amendment DDTL - First Lien
(SOFR 1 month + 5.25%, 1.00% Floor), 10.82%, 3/24/2026‡ (b)(c)(e)	7,942,857	7,823,714
Endo1 Partners, Third Amendment DDTL - First Lien
(SOFR 1 month + 5.25%, 1.00% Floor), 10.82%, 3/24/2026‡ (b)(c)(e)	1,920,391	1,891,585
Epic Staffing Group (Cirrus/Tempus/Explorer Investor), Initial Term Loan - First Lien
(SOFR 1 month + 5.75%, 0.50% Floor), 11.00%, 6/28/2029‡ (b)	4,254,872	4,020,854
Houseworks Holdings, Third Amendment Term Loan - First Lien
(SOFR 3 month + 6.50%), 12.06%, 12/15/2028‡ (b)(c)(e)	1,691,729	1,640,977
IPM MSO Management, LLC, Closing Date Term Loan - First Lien
(SOFR 3 month + 6.50%, 1.00% Floor), 12.04%, 6/17/2026‡ (b)(c)(e)	816,688	800,354

See Notes to Consolidated Schedule of Investments.	6	(Continued)

First Eagle Credit Opportunities Fund

Consolidated Schedule of Investments

September 30, 2023 (unaudited)

Investments	Principal Amount ($)	Value ($)
IPM MSO Management, LLC, Delayed Draw Term Loan - First Lien
(SOFR 3 month + 6.50%, 1.00% Floor), 12.04%, 6/17/2026‡ (b)(c)(e)	97,977	96,018
IPM MSO Management, LLC, Second Amendment Term Loan - First Lien
(SOFR 3 month + 6.50%), 11.90%, 6/17/2026‡ (b)(c)(e)	224,388	219,900
Life Northwestern Pennsylvania, LLC (FFL Pace Buyer, Inc.), Delayed Draw Term Loan - First Lien
(SOFR 1 month + 5.25%), 10.66%, 12/6/2027‡ (b)(e)	581,151	578,245
Life Northwestern Pennsylvania, LLC (FFL Pace Buyer, Inc.), Initial Term Loan - First Lien
(SOFR 1 month + 5.25%, 1.00% Floor), 10.68%, 12/6/2027‡ (b)(c)(e)	1,734,457	1,725,784
Lighthouse Lab Services (LMSI Buyer, LLC), Initial Term Loan - First Lien
(SOFR 3 month + 5.00%, 1.00% Floor), 10.54%, 10/25/2027‡ (b)(c)(e)	1,926,966	1,695,730
Lighthouse Lab Services (LMSI Buyer, LLC), Revolving Credit Loan - First Lien
(SOFR 3 month + 5.00%, 1.00% Floor), 10.52%, 10/25/2027‡ (b)(e)	55,788	49,094
Midwest Physician Administrative Services, LLC (ACOF V DP Acquiror LLC aka Dupage Medical Group), Initial Term Loan - First Lien
3/12/2028 (d)	2,992,327	2,817,770
NAPA Management Services Corp., Initial Term Loan - First Lien
(SOFR 1 month + 5.25%, 0.75% Floor), 10.67%, 2/23/2029 (c)(d)	5,000,000	4,071,875
NSM Top Holdings Corp. (National Seating & Mobility Inc.), Initial Term Loan - First Lien
(SOFR 3 month + 5.25%), 10.74%, 11/16/2026	3,943,668	3,809,584
Phoenix Guarantor (BrightSpring Health), Tranche B-3 Term Loan - First Lien
3/5/2026 (d)	2,992,327	2,982,139
Point Quest Acquisition LLC, Initial Term Loan - First Lien
(SOFR 3 month + 6.00%, 1.00% Floor), 11.47%, 8/14/2028‡ (b)(c)(e)	3,330,310	3,330,310
Point Quest Acquisition LLC, Revolving Credit Loan - First Lien
(SOFR 1 month + 6.00%, 1.00% Floor), 11.49%, 8/14/2028‡ (b)(e)	523,810	523,810
US Anesthesia Partners Inc., 2021 Term Loan - First Lien
(SOFR 1 month + 4.25%, 0.50% Floor), 9.68%, 10/1/2028 (d)	2,538	2,336
Women’s Care Holdings, Inc., Initial Term Loan - Second Lien
(SOFR 6 month + 8.25%, 0.75% Floor), 13.80%, 1/12/2029‡ (c)	2,179,247	1,776,086
		64,428,269
Health Care Supplies - 0.9%
LifeScan Global Corp., Term 1st Lien - First Lien
(SOFR 6 month + 6.50%, 1.00% Floor), 11.75%, 12/30/2026 (c)	6,436,236	5,148,989
		5,148,989
Health Care Technology - 2.0%
AG Parent Holdings LLC (ArisGlobal), Initial Term Loan - First Lien
(SOFR 3 month + 5.00%), 10.68%, 7/31/2026 (c)	4,923,274	4,838,126
CT Technologies Intermediate Holdings, Inc. (HealthPort), 2021 Term Loan - First Lien
(SOFR 1 month + 4.25%), 9.68%, 12/16/2025	2,977,099	2,862,808
Greenway Health, LLC (fka Vitera Healthcare Solutions, LLC), Term Loan - First Lien
(SOFR 1 month + 3.75%), 8.96%, 2/16/2024	3,093,266	2,899,937
nThrive, Inc. (fka Precyse Acquisition Corp.), Initial Loan - Second Lien
(SOFR 1 month + 6.75%), 12.18%, 12/17/2029	2,000,000	1,281,880
		11,882,751
Home Improvement Retail - 0.3%
Air Conditioning Specialist, Inc., Revolving Loan - First Lien
(SOFR 3 month + 7.00%), 12.61%, 11/9/2026‡ (b)(e)	84,926	83,652
Air Conditioning Specialist, Inc., Term Loan - First Lien
(SOFR 3 month + 7.00%), 12.52%, 11/9/2026‡ (b)(c)(e)	1,527,276	1,504,367
		1,588,019

See Notes to Consolidated Schedule of Investments.	7	(Continued)

First Eagle Credit Opportunities Fund

Consolidated Schedule of Investments

September 30, 2023 (unaudited)

Investments	Principal Amount ($)	Value ($)
Hotels, Resorts & Cruise Lines - 1.4%
Alpine X, 2nd Amendment Revovler - First Lien
(SOFR 3 month + 6.00%, 1.00% Floor), 11.66%, 12/27/2027‡ (b)(e)	28,571	27,714
Alpine X, Delayed Draw Term Loan - First Lien
(SOFR 3 month + 6.00%, 1.00% Floor), 11.51%, 12/27/2027‡ (b)(c)(e)	605,124	586,971
Alpine X, Revolving Loan - First Lien
(SOFR 3 month + 6.00%, 1.00% Floor), 11.51%, 12/27/2027‡ (b)(e)	60,876	59,050
Alpine X, Second Amendment Incremental Term Loan - First Lien
(SOFR 3 month + 6.00%, 1.00% Floor), 11.51%, 12/27/2027‡ (b)(c)(e)	990,000	960,300
Alpine X, Term Loan - First Lien
(SOFR 3 month + 6.00%, 1.00% Floor), 11.66%, 12/27/2027‡ (b)(c)(e)	936,238	908,150
Carnival Corp., Initial Advance - First Lien
(SOFR 1 month + 3.00%), 8.33%, 8/9/2027	1,000,000	999,165
Stats, LLC (Peak Jersey Holdco Ltd.), Term Loan - First Lien
(SOFR 3 month + 5.25%), 10.89%, 7/10/2026 (c)	4,936,061	4,664,578
		8,205,928
Household Products - 0.3%
Lash Opco LLC, Initial Term Loan - First Lien
(SOFR 6 month + 6.75%), 11.46%, 3/18/2026‡ (b)(c)(e)	1,894,111	1,856,229

Human Resource & Employment Services - 0.7%
Danforth Buyer, Inc., First Amendment Additional Term Loan - First Lien
(SOFR 3 month + 6.50%, 1.00% Floor), 12.06%, 12/9/2027‡ (b)(c)(e)	1,180,509	1,180,509
Danforth Buyer, Inc., Initial Term Loan - First Lien
(SOFR 3 month + 5.25%, 1.00% Floor), 10.79%, 12/9/2027‡ (b)(c)(e)	1,501,042	1,482,279
Triple Crown Consulting, Term A Loan - First Lien
(SOFR 6 month + 6.50%, 1.50% Floor), 12.12%, 6/2/2028‡ (b)(c)(e)	1,630,435	1,599,864
		4,262,652
Industrial Machinery - 3.3%
CPM Holdings Inc., Term Loan - First Lien
9/21/2028 (d)	2,000,000	1,998,130
Engineered Machinery Holdings, Inc. (WP Deluxe Merger Sub Inc. (Duravant)), Incremental Amendment No. 2 Term Loan - Second Lien
(SOFR 3 month + 6.50%, 0.75% Floor), 12.04%, 5/21/2029‡	500,000	491,250
Filtration Group Corp., 2023 Extended Dollar Term Loan - First Lien
(SOFR 1 month + 4.25%), 9.68%, 10/21/2028	2,587,000	2,593,830
Restaurant Technologies, Inc. (Eagle Parent Corp.), Initial Term Loan - First Lien
(SOFR 3 month + 4.25%, 0.50% Floor), 9.64%, 4/2/2029	247,487	241,197
SPX Flow, Inc., Term Loan - First Lien
(SOFR 1 month + 4.50%, 0.50% Floor), 9.92%, 4/5/2029	6,770,186	6,764,804
WasteQuip, Inc. (Patriot Container), Closing Date Term Loan - First Lien
(SOFR 1 month + 3.75%, 1.00% Floor), 9.17%, 3/20/2025	7,978,892	7,604,881
		19,694,092
Insurance Brokers - 1.9%
Acrisure, LLC, 2020 Term Loan - First Lien
2/15/2027 (d)	997,416	985,482
Alliant Holdings Intermediate LLC (Alliant Holdings I LLC), TLB-5 New Term Loan - First Lien
(SOFR 1 month + 3.50%), 8.83%, 11/5/2027	487,207	486,978
Broadstreet Partners, Inc., Initial Term Loan (2020) - First Lien
(SOFR 1 month + 3.00%), 8.43%, 1/27/2027	997,416	994,184
Hub International Limited, 2023 Refinancing Term Loan - First Lien
(SOFR 3 month + 4.25%, 0.75% Floor), 9.58%, 6/20/2030	1,500,000	1,505,782

See Notes to Consolidated Schedule of Investments.	8	(Continued)

First Eagle Credit Opportunities Fund

Consolidated Schedule of Investments

September 30, 2023 (unaudited)

Investments	Principal Amount ($)	Value ($)
Newcleus, LLC, Initial Term Loan - First Lien
(SOFR 3 month + 6.00%, 1.00% Floor), 13.54%, 8/2/2026‡ (b)(c)(e)	1,194,271	1,074,844
Portfolio Holding, Inc. (Turbo Buyer / PGM), Amendment No. 3 Incremental Term Loan - First Lien
(SOFR 6 month + 6.00%), 11.59%, 12/2/2025‡ (b)(c)(e)	1,955,000	1,911,013
Portfolio Holding, Inc. (Turbo Buyer / PGM), Amendment No. 4 Incremental Delayed Draw Term Loan - First Lien
(SOFR 6 month + 6.00%), 11.59%, 12/2/2025‡ (b)(c)(e)	770,393	753,059
Portfolio Holding, Inc. (Turbo Buyer / PGM), Amendment No. 4 Incremental Term Loan - First Lien
(SOFR 6 month + 6.00%), 11.59%, 12/2/2025‡ (b)(c)(e)	1,149,972	1,124,097
Tricor, LLC, Delayed Draw Term Loan - First Lien
(SOFR 3 month + 5.25%, 1.00% Floor), 10.68%, 10/22/2026‡ (b)(e)	585,981	577,191
Tricor, LLC, Term Loan - First Lien
(SOFR 1 month + 5.25%, 1.00% Floor), 10.67%, 10/22/2026‡ (b)(c)(e)	1,909,753	1,881,107
		11,293,737
Integrated Telecommunication Services - 0.5%
Altice France SA (Numericable), USD TLB-[14] Loan - First Lien
(SOFR 3 month + 5.50%), 10.81%, 8/15/2028	2,984,583	2,710,375

Interactive Media & Services - 0.9%
Ingenio LLC, First Amendment Term Loan - First Lien
(SOFR 1 month + 7.00%), 12.54%, 8/3/2026‡ (b)(c)(e)	3,956,273	3,887,038
Ingenio LLC, Term Loan - First Lien
(SOFR 1 month + 7.00%), 12.54%, 8/3/2026‡ (b)(c)(e)	1,276,834	1,254,489
		5,141,527
Internet & Direct Marketing Retail - 1.8%
Everlane, Inc., Term Loan - First Lien
(SOFR 1 month + 6.50%, 1.00% Floor), 11.83%, 3/31/2025‡ (b)(e)	3,750,000	3,750,000
Kobra International, Ltd. (d/b/a Nicole Miller), Term Loan - First Lien
(SOFR 1 month + 7.00%), 12.31%, 5/17/2025‡ (b)(e)	4,702,441	4,702,441
Sweetwater Borrower LLC, Initial Term Loan - First Lien
(SOFR 1 month + 4.25%, 0.75% Floor), 9.68%, 8/7/2028‡	2,604,873	2,533,239
		10,985,680
Internet Services & Infrastructure - 0.5%
Access CIG, LLC, 2023 Refinancing Term Loan - First Lien
(SOFR 1 month + 5.00%), 10.32%, 8/18/2028	1,000,000	988,750
Technology Partners, LLC (Imagine Software), Initial Term Loan - First Lien
(SOFR 3 month + 5.25%, 1.00% Floor), 10.72%, 11/16/2027‡ (b)(c)(e)	2,292,942	2,258,547
		3,247,297
Investment Banking & Brokerage - 0.2%
Aretec Group Inc. (Cetera Financial Group), Term B-1 Loan - First Lien
(SOFR 1 month + 4.50%), 9.92%, 8/9/2030	997,500	992,513

IT Consulting & Other Services - 4.6%
Acumera, Inc., Senior Secured Term Loan - First Lien
(SOFR 3 month + 7.50%, 1.00% Floor), 12.99%, 6/7/2028‡ (b)(c)(e)	2,452,590	2,415,801
Alpine SG, LLC (ASG), February 2023 Term Loan - First Lien
(SOFR 3 month + 6.00%, 1.00% Floor), 11.52%, 11/5/2027‡ (b)(c)(e)	809,139	794,979
Alpine SG, LLC (ASG), Initial Term Loan - First Lien
(SOFR 3 month + 6.00%, 1.00% Floor), 11.52%, 11/5/2027‡ (b)(c)(e)	1,351,194	1,327,548

See Notes to Consolidated Schedule of Investments.	9	(Continued)

First Eagle Credit Opportunities Fund

Consolidated Schedule of Investments

September 30, 2023 (unaudited)

Investments	Principal Amount ($)	Value ($)
Alpine SG, LLC (ASG), May 2022 Term Loan - First Lien
(SOFR 3 month + 6.00%, 1.00% Floor), 11.52%, 11/5/2027‡ (b)(c)(e)	708,496	696,097
Alpine SG, LLC (ASG), November 2021 Term Loan - First Lien
(SOFR 3 month + 6.00%, 1.00% Floor), 11.52%, 11/5/2027‡ (b)(c)(e)	2,101,990	2,065,205
Asurion, LLC, New B-11 Term Loan - First Lien
(SOFR 1 month + 4.25%), 9.67%, 8/19/2028	2,992,481	2,912,432
Automated Control Concepts, Inc., Revolving Credit Loan - First Lien
(SOFR 3 month + 6.00%, 1.00% Floor), 11.65%, 10/22/2026‡ (b)(e)	104,167	102,083
Automated Control Concepts, Inc., Term Loan - First Lien
(SOFR 3 month + 6.00%, 1.00% Floor), 11.65%, 10/22/2026‡ (b)(c)(e)	2,259,219	2,214,035
Eliassen Group, LLC, 2022 Delayed Draw Term Loan - First Lien
(SOFR 1 month + 5.50%, 0.75% Floor), 10.86%, 4/14/2028‡ (b)(e)	174,167	172,425
Eliassen Group, LLC, Initial Term Loan - First Lien
(SOFR 3 month + 5.50%, 0.75% Floor), 10.77%, 4/14/2028‡ (b)(c)(e)	2,420,000	2,395,800
Marlin DTC - LS Midco 2, LLC (Clarus Commerce, LLC), 2A Term Loan - First Lien
(SOFR 3 month + 6.50%), 12.02%, 7/1/2025‡ (b)(c)(e)	1,512,664	1,467,285
Park Place Technologies, LLC, Closing Date Term Loan - First Lien
(SOFR 1 month + 5.00%, 1.00% Floor), 10.42%, 11/10/2027 (c)(d)	10,941,411	10,800,103
		27,363,793
Leisure Facilities - 0.6%
Bandon Fitness Texas, Inc., Delayed Draw Term Loan - First Lien
(SOFR 3 month + 6.00%, 1.00% Floor), 11.55%, 7/27/2028‡ (b)(e)	565,669	555,769
Bandon Fitness Texas, Inc., Initial Term Loan - First Lien
(SOFR 3 month + 6.00%, 1.00% Floor), 11.43%, 7/27/2028‡ (b)(c)(e)	2,913,519	2,862,533
Bandon Fitness Texas, Inc., Revolving Loan - First Lien
(SOFR 3 month + 6.00%, 1.00% Floor), 11.55%, 7/27/2028‡ (b)(e)	147,297	144,720
		3,563,022
Leisure Products - 1.1%
Abe Investment Holdings, Inc. (Getty Images, Inc.), Initial Dollar Term Loan - First Lien
(SOFR 3 month + 4.50%), 9.99%, 2/19/2026	4,810,469	4,829,711
SRAM, LLC, Initial Term Loan - First Lien
(SOFR 1 month + 2.75%, 0.50% Floor), 8.18%, 5/18/2028	2,000,000	1,997,190
		6,826,901
Life Sciences Tools & Services - 1.9%
Sequoia Consulting Group, LLC, Term Loan - First Lien
(SOFR 3 month + 6.75%, 1.00% Floor), 12.24%, 12/17/2026‡ (b)(c)(e)	4,304,443	4,089,221
Syneos Health Inc., Term Loan - First Lien
9/19/2030 (d)	2,000,000	1,958,470
VCR Buyer, Inc. (Velocity Clinical Research), Facility B1 - First Lien
(SOFR 3 month + 6.50%, 0.75% Floor), 11.91%, 4/28/2028‡ (b)(c)(e)	4,928,479	4,928,479
VCR Buyer, Inc. (Velocity Clinical Research), Revolving Credit Facility - First Lien
(SOFR 3 month + 6.50%, 1.00% Floor), 11.89%, 4/28/2027‡ (b)(e)	149,115	149,115
		11,125,285
Managed Health Care - 0.4%
Lighthouse Behavioral Health Solutions, Delayed Draw Term Loan - First Lien
(SOFR 3 month + 5.75%, 1.00% Floor), 11.38%, 3/28/2028‡ (b)(e)	313,588	269,686
Lighthouse Behavioral Health Solutions, Revolving Loan - First Lien
(SOFR 3 month + 5.75%, 1.00% Floor), 11.38%, 3/28/2028‡ (b)(e)	763,359	656,489

See Notes to Consolidated Schedule of Investments.	10	(Continued)

First Eagle Credit Opportunities Fund

Consolidated Schedule of Investments

September 30, 2023 (unaudited)

Investments	Principal Amount ($)	Value ($)
Lighthouse Behavioral Health Solutions, Term Loan - First Lien
(SOFR 3 month + 5.75%, 1.00% Floor), 11.40%, 3/28/2028‡ (b)(c)(e)	1,503,817	1,293,282
		2,219,457
Marine Ports & Services - 0.7%
Limetree Bay Terminals, LLC (Limetree Bay Financing, LLC), 2022 Term Facility - First Lien
(SOFR 3 month + 4.00%, 1.00% Floor, 1.00% PIK), 11.65%, 2/15/2024	4,208,154	3,901,948

Metal & Glass Containers - 0.5%
Pretium Packaging Holdings Inc., Initial Term Loan - First Lien
(SOFR 1 month + 4.00%, 0.50% Floor), 9.51%, 10/2/2028	2,977,273	1,847,055
Pretium Packaging Holdings Inc., Initial Term Loan - Second Lien
(SOFR 1 month + 6.75%, 0.50% Floor), 12.24%, 10/1/2029	2,868,534	919,982
		2,767,037
Movies & Entertainment - 1.3%
Creative Artists Agency, LLC, Term B Loan - First Lien
(SOFR 1 month + 3.50%), 8.83%, 11/27/2028	2,992,500	2,985,827
WildBrain Ltd. (DHX Media), Term Loan - B - First Lien
(SOFR 1 month + 4.25%, 0.75% Floor), 9.68%, 3/24/2028 (c)	4,911,839	4,838,161
		7,823,988
Multi-Sector Holdings - 0.5%
Auxey Bidco Ltd. (Alexander Mann Solutions), Term Loan B - First Lien
(SOFR 3 month + 6.00%), 11.41%, 6/29/2027‡ (b)	3,000,000	2,943,750

Office Services & Supplies - 0.5%
Equiniti Group PLC (AST/Armor Holdco), Initial Dollar Term Loan - First Lien
(SOFR 6 month + 4.50%), 10.09%, 12/11/2028‡	2,969,773	2,985,869

Oil & Gas Storage & Transportation - 0.2%
Liquid Tech Solutions Holdings, LLC, Sixth Amendment Incremental Term Loan - First Lien
(SOFR 3 month + 4.75%), 10.18%, 3/20/2028‡	1,000,000	988,750

Packaged Foods & Meats - 1.0%
Alpine US Bidco LLC (Aryzta North America) (Aspire Bakeries), Initial Term Loan - First Lien
(SOFR 1 month + 5.25%, 0.75% Floor), 10.69%, 5/3/2028	1,704,588	1,691,804
Bengal Debt Sub Merger LLC (Tropicana, Naked Juice), Initial Loan - Second Lien
(SOFR 3 month + 6.00%, 0.50% Floor), 11.49%, 1/24/2030	4,915,863	4,036,390
		5,728,194
Paper Packaging - 1.1%
Advanced Web Technologies (AWT), Delayed Draw Term Loan - First Lien
(SOFR 1 month + 6.25%), 11.72%, 12/17/2026‡ (b)(c)(e)	310,958	304,739
Advanced Web Technologies (AWT), First Amendment Delayed Draw Term Loan 1 - First Lien
(SOFR 1 month + 6.25%), 11.80%, 12/17/2026‡ (b)(c)(e)	329,167	322,583
Advanced Web Technologies (AWT), First Amendment Delayed Draw Term Loan 2 - First Lien
(SOFR 3 month + 6.25%), 11.80%, 12/17/2026‡ (b)(e)	475,857	468,719
Advanced Web Technologies (AWT), First Requested Incremental Term Loan - First Lien
(SOFR 3 month + 6.50%), 12.05%, 12/17/2026‡ (b)(c)(e)	990,000	975,150
Advanced Web Technologies (AWT), Second Amendment Delayed Draw Term Loan - First Lien
(SOFR 1 month + 6.50%, 1.00% Floor), 11.82%, 12/17/2026‡ (b)(e)	735,294	724,265

See Notes to Consolidated Schedule of Investments.	11	(Continued)

First Eagle Credit Opportunities Fund

Consolidated Schedule of Investments

September 30, 2023 (unaudited)

Investments	Principal Amount ($)	Value ($)
Advanced Web Technologies (AWT), Term Loan - First Lien
(SOFR 3 month + 6.25%), 11.80%, 12/17/2026‡ (b)(c)(e)	790,571	774,759
Golden West Packaging Group LLC, Initial Term Loan - First Lien
(SOFR 1 month + 5.25%), 10.68%, 12/1/2027‡ (b)	1,900,000	1,805,000
ProAmpac LLC, Term Loan - First Lien
9/26/2028 (d)	1,000,000	996,750
		6,371,965
Paper Products - 0.8%
R-Pac International Corp. (Project Radio), Initial Term Loan - First Lien
(SOFR 3 month + 6.00%, 0.75% Floor), 11.63%, 12/29/2027‡ (b)(e)	4,925,000	4,678,750

Pharmaceuticals - 2.1%
Alvogen Pharma US, Inc., June 2022 Loan - First Lien
(SOFR 3 month + 7.50%, 1.00% Floor), 13.04%, 6/30/2025‡	7,416,683	6,823,348
ANI Pharmaceuticals, Inc., Initial Term Loan - First Lien
(SOFR 1 month + 6.00%), 11.43%, 11/19/2027	5,127,271	5,128,348
Carestream Health, Inc. (aka Onex), Term Loan - First Lien
(SOFR 3 month + 7.50%, 1.00% Floor), 12.99%, 9/30/2027 (c)	895,642	713,575
		12,665,271
Real Estate Services - 1.4%
Auction.com LLC (fka Ten-X LLC), Term Loan - First Lien
(SOFR 1 month + 6.00%), 11.32%, 5/26/2028‡	997,361	959,960
Avison Young (Canada) Inc., Fifth Amendment Incremental Term Loan - First Lien
(SOFR 3 month + 7.00%), 0.00%, 1/31/2026‡ (e)	1,980,000	1,073,794
Avison Young (Canada) Inc., Term Loan B - First Lien
(SOFR 3 month + 6.50%), 0.00%, 1/31/2026‡ (c)(e)	2,925,772	1,586,705
Hudson’s Bay Company ULC, Last Out Loan (Term Loan) - Second Lien
(SOFR 3 month + 7.33%), 12.84%, 9/30/2026‡ (b)(c)(e)	5,000,000	5,000,000
		8,620,459
Research & Consulting Services - 5.8%
AlixPartners, LLP, Initial Dollar Term Loan - First Lien
(SOFR 1 month + 2.75%), 8.18%, 2/4/2028	5,157,237	5,159,816
Axiom Global Inc., Initial Term Loan - First Lien
(SOFR 1 month + 4.75%, 0.75% Floor), 10.17%, 10/1/2026‡ (b)(c)	2,938,931	2,865,458
Camin Cargo Control, Inc., Term Loan - First Lien
(SOFR 1 month + 6.50%, 1.00% Floor), 11.93%, 6/4/2026‡ (b)(e)	707,701	707,701
Eisner Advisory Group LLC, September 2022 Incremental Term Loan - First Lien
(SOFR 1 month + 5.25%), 10.68%, 7/28/2028	2,977,444	2,976,818
Eisner Advisory Group LLC, Term B Loan - First Lien
(SOFR 1 month + 5.25%, 0.75% Floor), 10.70%, 7/28/2028 (d)	11,929,102	11,926,596
Evergreen Services Group II LLC (Cedar/Pine), Delayed Draw Term A Loan - First Lien
(SOFR 3 month + 6.50%, 1.00% Floor), 12.04%, 6/11/2027‡ (b)(c)(e)	1,417,857	1,417,857
Evergreen Services Group II LLC (Cedar/Pine), Delayed Draw Term Loan - First Lien
(SOFR 3 month + 6.50%, 1.00% Floor), 12.04%, 6/11/2027‡ (b)(c)(e)	324,680	324,680
Evergreen Services Group II LLC (Cedar/Pine), First Amendment Incremental Term Loan - First Lien
(SOFR 3 month + 6.50%), 12.04%, 6/11/2027‡ (b)(c)(e)	1,970,000	1,970,000

See Notes to Consolidated Schedule of Investments.	12	(Continued)

First Eagle Credit Opportunities Fund

Consolidated Schedule of Investments

September 30, 2023 (unaudited)

Investments	Principal Amount ($)	Value ($)
Evergreen Services Group II LLC (Cedar/Pine), Initial Term Loan - First Lien
(SOFR 3 month + 6.50%, 1.00% Floor), 12.04%, 6/11/2027‡ (b)(c)(e)	665,613	665,613
Teneo Holdings LLC, Initial Term Loan - First Lien
(SOFR 1 month + 5.25%, 1.00% Floor), 10.67%, 7/11/2025 (c)	2,969,072	2,974,639
Vaco Holdings LLC, Initial Term Loan - First Lien
(SOFR 6 month + 5.00%, 0.75% Floor), 10.59%, 1/21/2029	2,969,773	2,864,911
Zenith American Holding, Inc. (Harbour Benefit Holding Inc. / HPH-TH Holdings, LLC), Term Loan - First Lien
(SOFR 3 month + 5.00%, 1.00% Floor), 10.39%, 12/13/2024‡ (b)(c)(e)	889,677	889,677
		34,743,766
Security & Alarm Services - 0.8%
SuperHero Fire Protection, LLC, Closing Date Term Loan - First Lien
(SOFR 3 month + 6.25%, 1.00% Floor), 11.63%, 9/1/2026‡ (b)(c)(e)	1,471,217	1,471,218
SuperHero Fire Protection, LLC, Revolving Loan - First Lien
(SOFR 3 month + 6.25%, 1.00% Floor), 11.79%, 9/1/2026‡ (b)(e)	27,180	27,180
SuperHero Fire Protection, LLC, Second Amendment Incremental Term Loan - First Lien
(SOFR 3 month + 6.50%), 11.98%, 9/1/2026‡ (b)(c)(e)	3,090,172	3,090,172
		4,588,570
Soft Drinks - 0.5%
Pegasus BidCo BV (Refresco), Initial Dollar Term Loan - First Lien
(SOFR 3 month + 4.25%, 0.50% Floor), 9.61%, 7/12/2029	2,977,500	2,983,083

Specialized Consumer Services - 0.7%
LaserAway, Initial Term Loan - First Lien
(SOFR 3 month + 5.75%, 0.75% Floor), 11.32%, 10/14/2027‡ (b)(c)(e)	4,148,943	4,148,943

Specialized Finance - 3.9%
Alchemy US Holdco 1 LLC (Kymera), Incremental Term Loan - First Lien
(SOFR 3 month + 6.00%), 11.53%, 10/11/2025‡	1,000,000	995,000
Apex Group Treasury Limited, USD Term Loan - First Lien
(SOFR 3 month + 3.75%, 0.50% Floor), 9.38%, 7/27/2028	6,964,505	6,916,624
Apex Group Treasury LLC, 2022 Incremental Term Loan - First Lien
(SOFR 1 month + 5.00%), 10.22%, 7/27/2028	8,932,500	8,954,831
BCP Qualtek Merger Sub LLC (Qualtek), 2L Term Loan - Second Lien
(SOFR 3 month + 1.00%, 9.00% PIK), 15.31%, 1/14/2027‡ (b)	2,097,339	1,552,031
BCP Qualtek Merger Sub LLC (Qualtek), Initial Term Loan - First Lien
(SOFR 3 month + 1.00%, 9.00% PIK), 15.31%, 7/14/2025 (b)	3,740,844	3,740,844
iLending LLC, Term Loan - First Lien
(SOFR 1 month + 6.50%, 1.00% Floor), 11.92%, 6/21/2026‡ (b)(c)(e)	1,155,983	1,017,265
		23,176,595
Specialty Chemicals - 1.1%
Iris Holding, Inc. (Intertape Polymer Group Inc.), Initial Term Loan - First Lien
(SOFR 3 month + 4.75%, 0.50% Floor), 10.22%, 6/28/2028 (c)	2,970,000	2,773,653
Nouryon USA LLC (StarFruit US Holdco), Extended Dollar Term Loan - First Lien
4/3/2028 (d)	997,500	987,106
RLG Holdings, LLC, 2022 Incremental Term Loan - First Lien
(SOFR 1 month + 5.00%), 10.32%, 7/7/2028	2,984,925	2,876,721
		6,637,480

See Notes to Consolidated Schedule of Investments.	13	(Continued)

First Eagle Credit Opportunities Fund

Consolidated Schedule of Investments

September 30, 2023 (unaudited)

Investments	Principal Amount ($)	Value ($)
Systems Software - 2.6%
Condor Merger Sub, Inc. (McAfee), Tranche B-1 Term Loan - First Lien
(SOFR 1 month + 3.75%, 0.50% Floor), 9.18%, 3/1/2029	2,962,500	2,898,614
Idera Inc., 2021 Refinancing Loan - Second Lien
(SOFR 3 month + 6.75%), 12.27%, 3/2/2029	2,000,000	1,900,000
McAfee Enterprise (Magenta Buyer LLC), Initial Term Loan - First Lien
(SOFR 3 month + 5.00%), 10.63%, 7/27/2028 (c)	3,709,625	2,779,121
McAfee Enterprise (Magenta Buyer LLC), Initial Term Loan - Second Lien
(SOFR 3 month + 8.25%), 13.88%, 7/27/2029 (c)	10,000,000	4,825,000
RSA Security LLC (Redstone), Initial Loan - Second Lien
(SOFR 1 month + 7.75%, 0.75% Floor), 13.18%, 4/27/2029	5,000,000	3,293,750
		15,696,485
Technology Hardware, Storage & Peripherals - 0.7%
TouchTunes (TA TT Buyer), Initial Term Loan - First Lien
(SOFR 3 month + 5.00%, 0.50% Floor), 10.39%, 4/2/2029	3,960,000	3,956,693

Textiles - 0.7%
International Textile Group Inc. (Elevate Textiles, Inc.), First Out Term Loan - First Lien
(SOFR 3 month + 8.65%), 13.78%, 9/30/2027‡	2,106,368	2,103,735
International Textile Group Inc. (Elevate Textiles, Inc.), Last Out Term Loan - First Lien
(SOFR 3 month + 6.50%, 1.00% Floor), 11.89%, 9/30/2027‡	2,375,583	1,947,978
		4,051,713
Tires & Rubber - 0.5%
Carlstar Group LLC, The, Initial Term Loan - First Lien
(SOFR 1 month + 6.50%, 0.75% Floor), 11.92%, 7/8/2027‡ (b)(c)(e)	3,154,270	3,154,270

Trading Companies & Distributors - 1.2%
Apex Service Partners, LLC, Ninth Amendment Incremental DDTL - First Lien
(ICE LIBOR USD 6 month + 5.25%, 1.00% Floor), 10.49%, 7/31/2025 ‡(b)(c)(e)	397,778	397,778
(SOFR 3 month + 5.25%), 10.77%, 7/31/2025‡ (b)(c)(e)	388,874	388,874
Apex Service Partners, LLC, Ninth Amendment Incremental Term Loan - First Lien
(SOFR 3 month + 5.25%, 1.00% Floor), 10.46%, 7/31/2025‡ (b)(c)(e)	524,000	524,000
Apex Service Partners, LLC, Revolver - First Lien
(SOFR 3 month + 5.25%, 1.00% Floor), 10.79%, 7/31/2025‡ (b)	17,040	16,959
(PRIME 3 month + 4.25%), 12.75%, 7/31/2025‡ (b)	11,029	10,974
Parts Town (PT Intermediate Holdings III LLC), 2022 Incremental Term Loan - First Lien
(SOFR 3 month + 6.50%, 1.00% Floor), 11.89%, 11/1/2028‡ (b)	1,477,500	1,462,725
Parts Town (PT Intermediate Holdings III LLC), 2023 Incremental Term Loan - First Lien
(SOFR 3 month + 6.50%), 11.89%, 11/1/2028‡ (b)	1,381,779	1,381,779
Parts Town (PT Intermediate Holdings III LLC), Term B Loan - First Lien
(SOFR 3 month + 5.98%, 1.00% Floor), 11.52%, 11/1/2028‡ (b)	2,947,500	2,918,025
		7,101,114
Trucking - 1.7%
A&R Logistics Holdings, Inc., Tranche 7 Incremental Term Loan - First Lien
(SOFR 3 month + 6.00%, 1.00% Floor), 11.15%, 5/3/2025‡ (b)(c)(e)	3,263,487	3,255,329
A&R Logistics Holdings, Inc., Tranche 9 Incremental Term Loan - First Lien
(SOFR 3 month + 6.50%, 1.00% Floor), 11.71%, 5/3/2025‡ (b)(c)(e)	617,520	617,520

See Notes to Consolidated Schedule of Investments.	14	(Continued)

First Eagle Credit Opportunities Fund

Consolidated Schedule of Investments

September 30, 2023 (unaudited)

Investments	Principal Amount ($)	Value ($)
Avis Budget Car Rental, LLC, Term Loan C - First Lien
(SOFR 1 month + 3.50%, 0.50% Floor), 8.92%, 3/16/2029	1,974,900	1,977,378
Stonepeak Taurus Lower Holdings LLC (TRAC), Initial Term Loan - Second Lien
(SOFR 3 month + 7.00%, 0.50% Floor), 12.49%, 1/28/2030‡	5,000,000	4,600,000
		10,450,227
Wireless Telecommunication Services - 1.0%
CCI Buyer, Inc. (Consumer Cellular), Initial Term Loan - First Lien
(SOFR 3 month + 4.00%, 0.75% Floor), 9.39%, 12/17/2027 (d)	5,000,000	4,942,725
NWN Parent Holdings LLC, Term Loan - First Lien
(SOFR 3 month + 9.00%, 1.00% Floor), 14.52%, 5/7/2026‡ (b)(c)(e)	949,849	959,347
		5,902,072
TOTAL SENIOR LOANS (Cost $613,840,426)		591,115,647

CORPORATE BONDS - 7.2%

Aerospace & Defense - 0.8%
TransDigm, Inc.
6.25%, 3/15/2026 (f)	5,000,000	4,912,903

Broadline Retail - 1.0%
Getty Images, Inc.
9.75%, 3/1/2027 (f)	6,000,000	5,993,331

Commercial Services & Supplies - 0.7%
Aramark Services, Inc.
5.00%, 2/1/2028 (f)	2,000,000	1,849,667
Madison IAQ LLC
5.88%, 6/30/2029 (f)	3,000,000	2,415,726
		4,265,393
Consumer Staples Distribution & Retail - 0.4%
United Natural Foods, Inc.
6.75%, 10/15/2028 (f)	3,000,000	2,286,900

Containers & Packaging - 0.9%
Mauser Packaging Solutions Holding Co.
9.25%, 4/15/2027 (f)	6,000,000	5,244,510

Entertainment - 0.3%
Allen Media LLC
10.50%, 2/15/2028 (f)	3,000,000	1,715,910

Financial Services - 0.2%
Armor Holdco, Inc.
8.50%, 11/15/2029 (f)	1,000,000	870,250

Ground Transportation - 0.1%
PECF USS Intermediate Holding III Corp.
8.00%, 11/15/2029 (f)	1,000,000	542,500

Media - 0.5%
Univision Communications, Inc.
7.38%, 6/30/2030 (f)	3,000,000	2,741,690

Passenger Airlines - 1.5%
American Airlines, Inc.
5.50%, 4/20/2026 (f)	916,667	895,274
5.75%, 4/20/2029 (f)	2,000,000	1,860,100
United Airlines, Inc.
4.38%, 4/15/2026 (f)	5,000,000	4,623,953
4.63%, 4/15/2029 (f)	2,000,000	1,719,061
		9,098,388
Software - 0.8%
AthenaHealth Group, Inc.
6.50%, 2/15/2030 (f)	1,000,000	836,507
McAfee Corp.
7.38%, 2/15/2030 (f)	2,000,000	1,674,386
Rocket Software, Inc.
6.50%, 2/15/2029 (f)	3,000,000	2,475,000
		4,985,893
TOTAL CORPORATE BONDS (Cost $46,962,131)		42,657,668

Investments	Shares	Value ($)
COMMON STOCKS - 0.4%

Construction & Engineering - 0.2%
BCP Qualtek Merger Sub LLC*‡ (b)(e)	218,326	1,364,538

Electric Utilities - 0.0% (g)
Frontera Generation Holdings LLC*‡	62,500	4,531

Media - 0.1%
A-L Parent LLC*‡	13,507	577,424

Software - 0.0%
Acumera, Inc. (United Sates)*‡ (b)(e)	2,594	—
		—

See Notes to Consolidated Schedule of Investments.	15	(Continued)

First Eagle Credit Opportunities Fund

Consolidated Schedule of Investments

September 30, 2023 (unaudited)

Investments	Shares	Value ($)
Textiles, Apparel & Luxury Goods - 0.1%
International Textile Group, Inc.*‡	100,072	369,016

Transportation Infrastructure - 0.0% (g)
Limetree Bay Cayman Ltd.*‡ (e)	1,430	14

TOTAL COMMON STOCKS (Cost $864,463)		2,315,523

SHORT-TERM INVESTMENTS - 5.3%

INVESTMENT COMPANIES - 5.3%
JP Morgan U.S. Government Money Market Fund, Capital Shares 5.22% (h)
(Cost $31,442,923)	31,442,923	31,442,923

Total Investments - 111.9% (Cost $693,109,943)		667,531,761
Credit Facility – (9.3)% (Cost $55,100,000)		(55,100,000)
Liabilities in excess of other assets - (2.6%)		(15,625,861)
Net Assets - 100.0%		596,805,900

*	Non-income producing security.
‡	Value determined using significant unobservable inputs.
(a)	Senior loans pay interest at rates that are periodically determined on the basis of a floating benchmark lending rate, sometimes subject to a floor, plus a spread, unless otherwise indicated. The most popular benchmark lending rates are SOFR (a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities in the repurchase agreement market) and the prime rate offered by one or more major U.S. banks (“Prime”). Additionally, LIBOR (the rate that contributor banks in London charge each other for interbank deposits) continues to be used on certain interest rate contracts that were entered into prior to the discontinuation of LIBOR and are expected to be transitioned to alternative benchmarks at contract expiration. SOFR based contracts may include a credit spread adjustment that is charged in addition to the benchmark rate and the stated spread. SOFR, Prime and LIBOR were utilized as benchmark lending rates for the senior loans at September 30, 2023. The rates shown represent the contractual rates (benchmark rate or floor plus spread) in effect at period end.”
(b)	Represents a security that is subject to legal or contractual restrictions on resale. The Fund generally acquires its investments in private transactions exempt from registration under the Securities Act of 1933, as amended, or the Securities Act. Its investments are therefore generally subject to certain limitations on resale, and may be deemed to be “restricted securities” under the Securities Act.
(c)	The Credit Facility is secured by a lien on all or a portion of the security.
(d)	All or a portion of this position has not yet settled as of September 30, 2023. The Fund will not accrue interest on its Senior Loans until the settlement date at which point SOFR or Prime will be established.
(e)	Security fair valued as of September 30, 2023 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at September 30, 2023 amounted to $197,493,289, which represents approximately 33.09% of net assets of the Fund.
(f)	Securities exempt from registration under Rule 144A or section 4(a)2 of the Securities Act of 1933. Total value of all such securities at September 30, 2023 amounted to $42,657,668, which represents approximately 7.15% of net assets of the Fund.
(g)	Represents less than 0.05% of net assets.
(h)	Represents 7-day effective yield as of September 30, 2023.

See Notes to Consolidated Schedule of Investments.	16	(Continued)

First Eagle Credit Opportunities Fund

Consolidated Schedule of Investments

September 30, 2023 (unaudited)

Abbreviations
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
PIK	Pay in Kind
SOFR	Secured Overnight Financing Rate
USD	United States Dollar

See Notes to Consolidated Schedule of Investments.	17	(Continued)

First Eagle Credit Opportunities Fund

Consolidated Schedule of Investments

September 30, 2023 (unaudited)

Industry Diversification for Portfolio Holdings	Percent of Net Assets
Advertising	1.9%
Aerospace & Defense	2.3
Agricultural & Farm Machinery	0.2
Air Freight & Logistics	1.5
Airlines	0.8
Alternative Carriers	0.8
Apparel Retail	0.4
Apparel, Accessories & Luxury Goods	1.5
Application Software	6.5
Asset Management & Custody Banks	1.9
Auto Parts & Equipment	1.0
Automotive Retail	0.9
Brewers	0.3
Broadcasting	0.9
Broadline Retail	1.0
Casinos & Gaming	2.3
Commercial Printing	0.6
Commercial Services & Supplies	0.7
Commodity Chemicals	0.7
Communications Equipment	0.6
Construction & Engineering	1.2
Construction Machinery & Heavy Trucks	0.9
Construction Materials	0.7
Consumer Staples Distribution & Retail	0.4
Containers & Packaging	0.9
Distributors	0.6
Diversified Chemicals	0.9
Diversified Metals & Mining	0.1
Diversified Support Services	0.8
Education Services	0.4
Electric Utilities	0.0	*
Electronic Equipment & Instruments	0.9
Electronic Manufacturing Services	0.6
Entertainment	0.3
Environmental & Facilities Services	0.5
Financial Services	0.2
Food Distributors	0.7
Ground Transportation	0.1
Health Care Equipment	0.1
Health Care Facilities	1.1
Health Care Services	10.8
Health Care Supplies	0.9
Health Care Technology	2.0
Home Improvement Retail	0.3
Hotels, Resorts & Cruise Lines	1.4
Household Products	0.3
Human Resource & Employment Services	0.7
Industrial Machinery	3.3
Insurance Brokers	1.9
Integrated Telecommunication Services	0.5
Interactive Media & Services	0.9
Internet & Direct Marketing Retail	1.8
Internet Services & Infrastructure	0.5
Investment Banking & Brokerage	0.2
IT Consulting & Other Services	4.6

See Notes to Consolidated Schedule of Investments.	18	(Continued)

First Eagle Credit Opportunities Fund

Consolidated Schedule of Investments

September 30, 2023 (unaudited)

Industry Diversification for Portfolio Holdings	Percent of Net Assets
Leisure Facilities	0.6%
Leisure Products	1.1
Life Sciences Tools & Services	1.9
Managed Health Care	0.4
Marine Ports & Services	0.7
Media	0.6
Metal & Glass Containers	0.5
Movies & Entertainment	1.3
Multi-Sector Holdings	0.5
Office Services & Supplies	0.5
Oil & Gas Storage & Transportation	0.2
Packaged Foods & Meats	1.0
Paper Packaging	1.1
Paper Products	0.8
Passenger Airlines	1.5
Pharmaceuticals	2.1
Real Estate Services	1.4
Research & Consulting Services	5.8
Security & Alarm Services	0.8
Soft Drinks	0.5
Software	0.8
Specialized Consumer Services	0.7
Specialized Finance	3.9
Specialty Chemicals	1.1
Systems Software	2.6
Technology Hardware, Storage & Peripherals	0.7
Textiles	0.7
Textiles, Apparel & Luxury Goods	0.1
Tires & Rubber	0.5
Trading Companies & Distributors	1.2
Transportation Infrastructure	0.0 *
Trucking	1.7
Wireless Telecommunication Services	1.0
Short-Term Investments	5.3
Total Investments	111.9%

*Less than 0.05%

See Notes to Consolidated Schedule of Investments.	19	(Continued)

First Eagle Credit Opportunities Fund

Notes to Consolidated Schedule of Investments (unaudited)

Note 1 — Organization

First Eagle Credit Opportunities Fund (the “Fund”) is a non-diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) that continuously offers its shares of beneficial interest (the “Common Shares”), and is operated as an “interval fund.” The Fund was organized as a Delaware statutory trust on July 8, 2020, pursuant to a Declaration of Trust governed by the laws of the State of Delaware as amended and restated by the Amended and Restated Declaration of Trust, dated as of September 4, 2020.

The Fund’s primary investment objective is to provide current income, with a secondary objective of providing long-term risk-adjusted returns. The Fund seeks to achieve its investment objective by investing in a portfolio of a variety of credit asset classes. The Fund will invest, under normal market conditions, at least 80% of its Managed Assets, defined as total assets of the Fund (including any assets attributable to borrowings for investment purposes) minus the sum of the Fund’s accrued liabilities (other than liabilities representing borrowings for investment purposes), in a credit portfolio of below investment grade credit assets including syndicated bank loans, middle market “club” loans (senior secured loans in middle market companies funded by an arranged group of lenders that generally does not involve syndication), direct lending (consisting of first lien loans, including unitranche loans), asset-based loans, and high-yield bonds (commonly referred to as “junk” bonds).

The Fund currently offers three classes of Common Shares: Class A Shares, Class A-2 Shares and Class I Shares. The Fund has been granted exemptive relief (the “Exemptive Relief”) from the Securities and Exchange Commission (the “SEC”) that permits the Fund to issue multiple classes of shares and to impose asset-based distribution fees and early-withdrawal fees. The Fund may offer additional classes of shares in the future.

First Eagle Investment Management, LLC (the “Adviser”) is the investment adviser of the Fund. The Adviser is a subsidiary of First Eagle Holdings, Inc. (“First Eagle Holdings”). A controlling interest in First Eagle Holdings is owned by BCP CC Holdings L.P., a Delaware limited partnership (“BCP CC Holdings”). BCP CC Holdings GP L.L.C., a Delaware limited liability company, is the general partner of BCP CC Holdings and has two managing members, Blackstone Capital Partners VI L.P. (“BCP VI”) and Corsair IV Financial Services Capital Partners L.P. (“Corsair IV”). BCP VI and Corsair IV are indirectly controlled by Blackstone Inc. (“Blackstone”) and Corsair Capital LLC (“Corsair”), respectively. Investment vehicles indirectly controlled by Blackstone and Corsair and certain co-investors own a majority economic interest in First Eagle Holdings and the Adviser through BCP CC Holdings.

First Eagle Alternative Credit, LLC (the “Subadviser”), in its capacity as the alternative credit group of the Adviser, serves as the Fund’s investment subadviser. The Subadviser is an investment adviser for both direct lending and broadly syndicated investments, through public and private vehicles, collateralized loan obligations, separately managed accounts and commingled funds. The Subadviser was formed in 2009 under the name THL Credit Advisors LLC. In January 2020, the Subadviser was acquired by the Adviser and is a wholly-owned subsidiary of the Adviser.

Note 2 — Significant Accounting Policies

The following is a summary of significant accounting policies that are adhered to by the Fund. The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards (the “FASB”) Codification Topic 946—Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”).

a)	Investments in Subsidiaries — The First Eagle Credit Opportunities Fund SPV, LLC (the “SPV”), established on January 11, 2021, is a wholly-owned Delaware limited liability company, which functions as the Fund’s special purpose, bankruptcy-remote, financing subsidiary. The consolidated schedule of investments include the accounts of the Fund and the SPV. All intercompany transactions and balances have been eliminated. As of September 30, 2023, the SPV has $160,321,866 in net assets, representing 26.86% of the Fund’s net assets.

b)	Investment Valuation — The Fund’s net asset value (“NAV”) per share is computed by dividing the total current value of the assets of the Fund, less its liabilities, by the total number of shares outstanding at the time of such computation. The Fund computes its NAV per share as of the close of trading on each day the New York Stock Exchange (“NYSE”) is open for trading.

The Fund’s securities are valued by various methods, as described below:

Portfolio securities and other assets for which market quotes are readily available are valued at market value.

Senior Loans refers to Loans and Assignments, Bank Loans, Direct Lending and Middle Market “Club” Loans. Senior Loans are primarily valued by using a composite loan price at the mean of the bid and ask prices from an approved pricing service. Investments, including Direct Loans, which are in their early stages of a private investment are generally fair valued at their cost which approximates market value and are monitored by the Adviser and the Subadviser (individually or collectively referred to as “First Eagle Management”) for any significant positive or negative events subsequent to the date of the original investment that necessitates a change to another valuation method, such as the market or income approach.

All bonds, whether listed on an exchange or traded in the over-the-counter market for which market quotations are readily available are generally priced at the evaluated bid price provided by an approved pricing service as of the close of trading on the NYSE (normally 4:00 PM EST), or dealers in the over-the-counter markets in the United States or abroad. Pricing services and broker-dealers use multiple valuation techniques to determine value. In instances where sufficient market activity exists, dealers or pricing services utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable instruments and the various relationships between instruments in determining value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique features of the instrument in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. First Eagle Management’s Valuation Committee, at least annually, will review the pricing service’s inputs, methods, models, and assumptions for its evaluated prices.

Non-exchange traded equity securities may be valued at prices supplied by the Fund’s pricing agent based on the average of the bid/ask prices quoted by brokers that are knowledgeable about the securities. If broker quotes are unavailable, then the equity will be fair valued as described below.

Investment companies, including money market funds, are valued at their net asset value.

If a price is not available from an independent pricing service or broker, or if the price provided is believed to be unreliable, the security will be fair valued as described below. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. Fair value methods may include, but are not limited to, the use of market comparable and/or income approach methodologies. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their NAV. Determination of fair value is uncertain because it involves subjective judgments and estimates. There can be no assurance that the Fund’s valuation of a security will not differ from the amount that it realizes upon the sale of such security.

The Fund adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in GAAP and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities.

The Fund discloses the fair value of the investments in a hierarchy that prioritizes the inputs or assumptions to valuation techniques used to measure fair value. These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 — Quoted prices in active markets for identical securities;

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.);

Level 3 — Other significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments).

The two primary significant unobservable inputs used in the fair value measurement of the Fund’s debt investments, excluding asset-backed loans, is the weighted average cost of capital, or WACC, and the comparative yield.

Significant increases (decreases) in the WACC or in the comparative yield in isolation would result in a significantly lower (higher) fair value measurement. In determining the WACC, for the income, or yield approach, the Fund considers current market yields and multiples, portfolio company performance, leverage levels, credit quality, among other factors, including U.S. federal tax rates, in its analysis. Changes in one or more of these factors can have a similar directional change on other factors in determining the appropriate WACC to use in the income approach. In determining the comparative yield, for the income, or yield approach, the Fund considers current market yields and multiples, weighted average cost of capital, portfolio company performance, leverage levels, credit quality, among other factors, including U.S. federal tax rates, in its analysis.

The primary significant unobservable inputs used in the fair value measurement of the Fund’s investments in asset-backed loans is the net realized value of the underlying collateral of the loan. The Fund considers information provided by the borrower in its compliance certificates and information from third party appraisals, among other factors, in its analysis. Significant increases (decreases) in net realizable value of the underlying collateral would result in a significantly higher (lower) fair value measurement.

The primary significant unobservable input used in the fair value measurement of the Fund’s equity investments, investments in warrants, and other debt investments using a market approach is the EBITDA multiple adjusted by management for differences between the investment and referenced comparables, or the multiple. Significant increases (decreases) in the multiple in isolation would result in a significantly higher (lower) fair value measurement. To determine the multiple for the market approach, the Fund considers current market trading and/or transaction multiples, portfolio company performance (financial ratios) relative to public and private peer companies and leverage levels, among other factors. Changes in one or more of these factors can have a similar directional change on other factors in determining the appropriate multiple to use in the market approach.

Fair valuation of securities, other financial instruments or other assets (collectively, “securities”) held by the Fund are determined in good faith by the Adviser as “valuation designee” under the oversight of the Fund’s Board of Trustees (the “Board”). The Board Valuation, Liquidity and Allocations Committee (the “Committee”) oversees the execution of the valuation procedures for the Fund. In accordance with Rule 2a-5 under the 1940 Act, the Board has designated the Adviser the “valuation designee” to perform the Fund’s fair value determinations. The Adviser’s fair valuation process is subject to Board oversight and certain reporting and other requirements.

The following table summarizes the valuation of the Fund’s investments under the fair value hierarchy levels as of September 30, 2023:

First Eagle Credit Opportunities Fund

Description	Level 1	Level 2	Level 3‡	Total
Assets
Common Stocks†	$–	$–	$2,315,523	$2,315,523
Corporate Bonds†	–	42,657,668	–	42,657,668
Senior Loans
Advertising	–	9,420,495	1,980,876	11,401,371
Aerospace & Defense	–	6,826,766	1,902,144	8,728,910
Agricultural & Farm Machinery	–	–	990,507	990,507
Air Freight & Logistics	–	5,635,259	3,433,277	9,068,536
Airlines	–	4,901,715	–	4,901,715
Alternative Carriers	–	4,056,612	992,416	5,049,028
Apparel Retail	–	–	2,603,645	2,603,645
Apparel, Accessories & Luxury Goods	–	6,032,389	3,187,500	9,219,889
Application Software	–	19,943,016	18,721,688	38,664,704
Asset Management & Custody Banks	–	3,252,235	8,353,587	11,605,822
Auto Parts & Equipment	–	4,802,323	1,419,336	6,221,659
Automotive Retail	–	–	5,500,000	5,500,000
Brewers	–	1,894,187	–	1,894,187
Broadcasting	–	5,446,517	–	5,446,517
Casinos & Gaming	–	13,470,486	–	13,470,486
Commercial Printing	–	3,777,500	–	3,777,500
Commodity Chemicals	–	–	4,183,196	4,183,196
Communications Equipment	–	3,643,283	–	3,643,283
Construction & Engineering	–	4,772,200	1,369,639	6,141,839
Construction Machinery & Heavy Trucks	–	5,381,010	–	5,381,010
Construction Materials	–	4,023,070	–	4,023,070
Distributors	–	3,578,802	–	3,578,802
Diversified Chemicals	–	–	5,507,127	5,507,127
Diversified Metals & Mining	–	522,641	–	522,641
Diversified Support Services	–	–	5,075,329	5,075,329
Education Services	–	–	2,689,711	2,689,711
Electronic Equipment & Instruments	–	5,527,807	–	5,527,807
Electronic Manufacturing Services	–	3,320,168	–	3,320,168
Environmental & Facilities Services	–	–	2,985,000	2,985,000
Food Distributors	–	3,971,661	–	3,971,661
Health Care Equipment	–	706,607	–	706,607
Health Care Facilities	–	–	6,710,412	6,710,412
Health Care Services	–	19,768,831	44,659,438	64,428,269
Health Care Supplies	–	5,148,989	–	5,148,989
Health Care Technology	–	11,882,751	–	11,882,751
Home Improvement Retail	–	–	1,588,019	1,588,019
Hotels, Resorts & Cruise Lines	–	5,663,743	2,542,185	8,205,928
Household Products	–	–	1,856,229	1,856,229
Human Resource & Employment Services	–	–	4,262,652	4,262,652
Industrial Machinery	–	19,202,842	491,250	19,694,092
Insurance Brokers	–	3,972,426	7,321,311	11,293,737
Integrated Telecommunication Services	–	2,710,375	–	2,710,375
Interactive Media & Services	–	–	5,141,527	5,141,527
Internet & Direct Marketing Retail	–	–	10,985,680	10,985,680
Internet Services & Infrastructure	–	988,750	2,258,547	3,247,297
Investment Banking & Brokerage	–	992,513	–	992,513
IT Consulting & Other Services	–	13,712,535	13,651,258	27,363,793
Leisure Facilities	–	–	3,563,022	3,563,022
Leisure Products	–	6,826,901	–	6,826,901
Life Sciences Tools & Services	–	1,958,470	9,166,815	11,125,285
Managed Health Care	–	–	2,219,457	2,219,457
Marine Ports & Services	–	3,901,948	–	3,901,948
Metal & Glass Containers	–	2,767,037	–	2,767,037
Movies & Entertainment	–	7,823,988	–	7,823,988
Multi-Sector Holdings	–	–	2,943,750	2,943,750
Office Services & Supplies	–	–	2,985,869	2,985,869
Oil & Gas Storage & Transportation	–	–	988,750	988,750
Packaged Foods & Meats	–	5,728,194	–	5,728,194
Paper Packaging	–	996,750	5,375,215	6,371,965
Paper Products	–	–	4,678,750	4,678,750
Pharmaceuticals	–	5,841,923	6,823,348	12,665,271
Real Estate Services	–	–	8,620,459	8,620,459
Research & Consulting Services	–	25,902,780	8,840,986	34,743,766
Security & Alarm Services	–	–	4,588,570	4,588,570
Soft Drinks	–	2,983,083	–	2,983,083
Specialized Consumer Services	–	–	4,148,943	4,148,943
Specialized Finance	–	19,612,299	3,564,296	23,176,595
Specialty Chemicals	–	6,637,480	–	6,637,480
Systems Software	–	15,696,485	–	15,696,485
Technology Hardware, Storage & Peripherals	–	3,956,693	–	3,956,693
Textiles	–	–	4,051,713	4,051,713
Tires & Rubber	–	–	3,154,270	3,154,270
Trading Companies & Distributors	–	–	7,101,114	7,101,114
Trucking	–	1,977,378	8,472,849	10,450,227
Wireless Telecommunication Services	–	4,942,725	959,347	5,902,072
Total Senior Loans	–	326,504,638	264,611,009	591,115,647
Short-Term Investments
Investment Companies	31,442,923	–	–	31,442,923
Total	$31,442,923	$369,162,306	$266,926,532	$667,531,761

Liabilities:
Unfunded Commitments*	–	–	(291,820)	(291,820)
Total	$31,442,923	$369,162,306	$266,634,712	$667,239,941

†	See Consolidated Schedule of Investments for additional detailed categorizations.
*	Unfunded commitments are presented at net unrealized appreciation (depreciation)
‡	Value determined using significant unobservable inputs.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common Stocks	Senior Loans	Unfunded Commitments*	Total
Beginning Balance —market value	$952	$286,193,831	$(10,423)	$286,184,360
Purchases(1)	864,463	120,902,295	—	121,766,758
Sales (2)	—	(96,100,022)	—	(96,100,022)
Transfer In — Level 3	—	456,665	—	456,665
Transfer Out — Level 3	—	(45,224,375)	—	(45,224,375)
Accrued discounts/ (premiums)	—	1,017,753	—	1,017,753
Realized Gains (Losses)	—	(112,120)	—	(112,120)
Change in Unrealized Appreciation (Depreciation)	1,450,108	(2,523,018)	(281,397)	(1,354,307)
Ending Balance — market value	$2,315,523	$264,611,009	$(291,820)	$266,634,712
Change in unrealized gains or (losses) relating to assets still held at reporting date	$1,450,108	$(3,277,910)	$(305,647)	$(2,133,449)

(1)	Purchases include all purchases of securities and securities received in corporate actions.

(2)	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

* Unfunded commitments are presented at net unrealized appreciation (depreciation)

Investments were transferred into Level 3 during the period ended September 30, 2023 due to changes in the quantity and quality of information, specifically the number of vendor quotes available to support the valuation of each investment and the increased incidence of stale prices, as assessed by the Adviser. Investments were transferred out of Level 3 during the period ended September 30, 2023 due to improvements in the quantity and quality of information, specifically the number of vendor quotes available to support the valuation of each investment and the reduced incidence of stale prices, as assessed by the Adviser.

The following is a summary of the Fund’s valuation techniques and significant amounts of unobservable inputs used in the Fund’s Level 3 securities as of September 30, 2023:

Investment Type	Fair Value	Valuation Technique(s)	Unobservable Inputs	Range (Weighted Average)	Direction Change in Fair Value Resulting from Increase in Unobservable Inputs (a)
Common Stocks	$1,364,552	Market Comparable Companies	EBITDA Multiple	9.00x - 9.30X (9.00X)	Increase
	950,971	Third-Party Vendor Pricing Service	Broker Quotes	N/A	Increase
Common Stocks total	2,315,523
Senior Loans	163,221,368	Discounted Cash Flow (Income Approach)	Comparable Yield	10.22% - 17.97% (11.87%)	Decrease
	25,294,211	Liquidation	Collateral Value	$13.1 - $2,343.7 ($546.1)*	Increase
	3,896,194	Market Comparable Companies	EBITDA Multiple	4.32x - 25.97X (20.24X)	Increase
	970,000	Purchase Price	N/A	97.00 - 97.00 (97.00)	Increase
	71,229,236	Third-Party Vendor Pricing Service	Broker Quotes	N/A	Increase
Senior Loans total	264,611,009
Total Investments	$266,926,532
Unfunded Commitment**	$(317,372)	Discounted Cash Flow (Income Approach)	Comparable Yield	10.22% - 17.97% (11.62%)	Decrease
	20,976	Liquidation	Collateral Value	$261.3 - $261.3 ($261.3)*	Increase
	(2,623)	Market Comparable Companies	EBITDA Multiple	4.32x - 4.32X (4.32X)	Increase
	7,199	Third-Party Vendor Pricing Service	Broker Quotes	N/A	Increase
Unfunded Commitment total	$(291,820)

Note:

*Collateral values are presented in $ millions.

**Unfunded commitments are presented at net unrealized appreciation (depreciation).

(a) This column represents the direction change in the fair value of level 3 securities thta would result from an increase to the corresponding unobservable inputs. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases of these inputs could result in significantly higher or lower fair value determination.

c)	New Accounting Pronouncements — In March 2022, the FASB issued ASU 2022-02, “Financial Instruments Credit Losses (Topic 326)”, which is intended to address issues identified during the post implementation review of ASU 2016-3, “Financial Instruments Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments”. The amendment, among other things, eliminates the accounting guidance for troubled debt restructurings by creditors in Subtopic 310-40, “Receivables Troubled Debt Restructurings by Creditors”, while enhancing disclosure requirements for certain loan refinancings and restructurings by creditors when a borrower is experiencing financial difficulty. The new guidance is effective for interim and annual periods beginning after December 15, 2022. There is no material impact to the consolidated financial statements and related disclosures.

In June 2022, FASB issued Accounting Standards Update (“ASU”) 2022-03, Fair Value Measurement (Topic 820)—Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. The amendments in the ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, should not be considered in measuring fair value. The ASU is effective for interim and annual reporting periods beginning after December 15, 2023, with the option of early adoption. Management is currently evaluating the impact, if any, of applying this new standard.

Note 3 — Securities and Other Investments

The Fund’s portfolio primarily consists of some combination of the following types of investments:

Syndicated Loans — Syndicated loans are typically underwritten and syndicated by large commercial and investment banks. These loans may be recently originated by such banks pursuant to the originating bank’s, or lead arranger’s, underwriting standards applicable to corporate borrowers at the time of issuance. The Fund may purchase syndicated loans either in the primary market in connection with their syndication or in the secondary market. In most cases, syndicated loans will be secured by specific collateral of the issuer. In general, most of the syndicated loans purchased by the Fund will be current on principal and interest payments at the time of purchase. However, the Fund can purchase syndicated loans that are not current on principal and are likely to default. In addition, syndicated loans held by the Fund may at times cease being current on principal and interest payments. When all or a portion of a loan held by the Fund has not yet settled, the Fund does not accrue interest on such a loan until the settlement date at which point SOFR or Prime will be established.

Middle Market “Club” Loans — Middle market “club” loans are loans made to upper middle market companies that may not have access to traditional capital markets. Middle market “club” loans are distinct from customary direct lending loans described herein in that they are generally more liquid, often rated by a third party and funded by more than one lender, often a “club” of unaffiliated lenders. Middle market “club” loans held by the Fund will consist of first lien senior secured loans.

Direct Lending — The Fund may invest in sponsor-backed, first lien senior secured directly originated loans (including “unitranche” loans, which are loans that combine both senior and mezzanine debt, generally in a first lien position) of middle-market U.S. companies. Direct lending middle market loans are generally illiquid, unrated and funded by one affiliated lender group.

Asset-Based Loans — Asset-based loans are loans that are secured by collateral consisting of inventory, accounts receivable, machinery/equipment, real estate, intellectual property/brands and/or other assets owned by the borrower(s) where by the underlying loan will be underwritten by the value of the collateral. These loans are highly structured and typically include frequent monitoring including but not limited to financial and collateral reporting. The term loans are provided to both private and public borrowers with varying ownership structures.

High Yield Bonds — The Fund may invest in high-yield bonds, which are securities rated below “Baa3” by Moody’s, or below “BBB-” by S&P and/or lower than “BBB-” by Fitch Ratings and unrated debt securities and other types of credit instruments of similar quality, commonly referred to as “junk bonds.” Such securities are predominately speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation. The ratings of S&P represent its opinion as to the credit quality of the securities it undertakes to rate. It should be emphasized, however, the ratings are relative and subjective and, although ratings may be useful in evaluating the safety of interest and principal payments, they do not evaluate the market price risk of these securities. In seeking to achieve its investment objective, the Fund depends on credit analysis to identify investment opportunities.

Derivative Transactions — Rule 18f-4 under the 1940 Act permits the Fund to enter into Derivatives Transactions (as defined below) and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the 1940 Act. Section 18 of the 1940 Act, among other things, generally prohibits closed-end funds, including the Fund, from issuing or selling any “senior security,” except that the Fund may borrow from a bank if, immediately after such borrowing, there is “asset coverage” of at least 300%.

Under Rule 18f-4, “Derivatives Transactions” include the following: (1) any swap, security-based swap (including a contract for differences), futures contract, forward contract, option (excluding purchased options), any combination of the foregoing, or any similar instrument, under which the Fund is or may be required to make any payment or delivery of cash or other assets during the life of the instrument or at maturity or early termination, whether as margin or settlement payment or otherwise; (2) any short sale borrowing; (3) reverse repurchase agreements and similar financing transactions (e.g., recourse and nonrecourse tender option bonds, and borrowed bonds), if the Fund elects to treat these transactions as Derivatives Transactions under Rule 18f-4; and (4) when issued or forward-settling securities (e.g., firm and standby commitments, including to-be-announced (“TBA”) commitments, and dollar rolls) and nonstandard settlement cycle securities, unless the Fund intends to physically settle the transaction and the transaction will settle within 35 days of its trade date.

Unless the Fund is relying on the Limited Derivatives User Exception (as defined below), the Fund must comply with Rule 18f-4 with respect to its Derivatives Transactions. Rule 18f-4, among other things, requires the Fund to adopt and implement a comprehensive written derivatives risk management program (“DRMP”) and comply with a relative or absolute limit on fund leverage risk calculated based on value-at-risk (“VaR”). The DRMP is administered by a “derivatives risk manager,” who is appointed by the Board, including a majority of Independent Trustees, and periodically reviews the DRMP and reports to the Board.

Rule 18f-4 provides an exception from the DRMP, VaR limit and certain other requirements if the Fund’s “derivatives exposure” (as defined in Rule 18f- 4) is limited to 10% of its net assets (as calculated in accordance with Rule 18f-4) and the Fund adopts and implements written policies and procedures reasonably designed to manage its derivatives risks (the “Limited Derivatives User Exception”). As of the date hereof, the Fund is relying on the Limited Derivatives User Exception.

Note 4 — Unfunded Commitment/Delayed Draw Loan Commitment

As of September 30, 2023, the Fund had the following unfunded loan commitments outstanding, which could be extended at the option of the borrower:

Loan	Principal Amount	Value	Net Unrealized Appreciaton (Depreciation)
A&A Global Imports, LLC, Revolving Loan - First Lien	$9,368	$6,558	$(2,623)
Acumera, Inc, Senior Secured Revolver - First Lien	156,105	153,764	-
Air Conditioning Specialist, Inc., Revolving Loan - First Lien	18,015	17,744	-
Alpine SG, LLC (ASG), Revolving Credit Loan - First Lien	105,231	103,390	(263)
Alpine X, 2nd Amendment Revovler - First Lien	42,857	41,571	(108)
Alpine X, Revolving Loan - First Lien	91,314	88,575	(913)
Apex Analytix, Inc. (Montana Buyer, Inc.), Revolving Credit Loan - First Lien	304,348	296,739	(1,522)
Apex Service Partners, LLC, Revolver - First Lien	16,048	15,967	195
AppHub LLC, Delayed Draw Tem Loan - First Lien	767,201	763,365	-
AppHub LLC, Revolving Credit Loan - First Lien	103,013	102,498	1,030
Archer Systems, LLC, Revolving Loan - First Lien	666,667	663,333	5,000
Automated Control Concepts, Inc., Revolving Credit Loan - First Lien	416,667	408,333	(2,084)
Bandon Fitness Texas, Inc, Delayed Draw Term Loan - First Lien	772,268	758,754	(7,722)
Bandon Fitness Texas, Inc, Revolving Loan - First Lien	96,572	94,882	(242)
BCDI BHI Intermediate 2, LP (Basic Home Infusion), Delayed Draw Term Loan - First Lien	1,228,413	1,209,988	(12,283)
BCDI BHI Intermediate 2, LP (Basic Home Infusion), Revolving Credit Loan - First Lien	662,501	652,564	-
Boston Clincial Trials LLC (Alcanza Clinical Research), Revolving Credit Loan - First Lien	187,500	183,984	(704)
Carlstar Group LLC, The, Revolving Credit Loan - First Lien	1,010,101	1,010,101	20,976
CC Amulet Management, LLC (Children’s Choice), Delayed Draw Term Loan - First Lien	240,824	240,824	1,205
CC Amulet Management, LLC (Children’s Choice), Revolving Loan - First Lien	15,316	15,010	(76)
Community Based Care Acquisition, Inc., Delayed Draw Tranche B Term Loan - First Lien	665,606	662,278	9,984
Community Based Care Acquisition, Inc., Revolving Credit Loan - First Lien	365,854	362,195	3,658
ConvenientMD (CMD Intermediate Holdings, Inc.), Revolving Loan - First Lien	35,000	29,750	(4,725)
Danforth Buyer, Inc., Revolving Credit Loan - First Lien	208,333	205,729	521
ELEVATE HD PARENT, INC., DDTL A - First Lien	433,333	425,208	(5,417)
ELEVATE HD PARENT, INC., DDTL B - First Lien	1,733,333	1,700,833	(21,667)
ELEVATE HD PARENT, INC., Revolver - First Lien	650,000	637,812	(1)
Eliassen Group, LLC, 2022 Delayed Draw Term Loan - First Lien	380,556	376,750	(2,854)
Endo1 Partners, Seventh Amendment DDTL - First Lien	57,143	56,286	(44)
Epic Staffing Group (Cirrus/Tempus/Explorer Investor), Delayed Draw Term Loan - First Lien	697,190	658,845	2,613
Evergreen Services Group II LLC (Cedar/Pine), Revolving Credit Loan - First Lien	26,738	26,738	401
Houseworks Holdings, Revolver - First Lien	427,267	414,449	-
Houseworks Holdings, Third Amendment Delayed Draw Term Loan - First Lien	1,205,620	1,169,452	(9,042)
iLending LLC, Revolving Loan - First Lien	35,036	30,832	(3,678)
Life Northwestern Pennsylvania, LLC (FFL Pace Buyer, Inc.), Delayed Draw Term Loan - First Lien	634,337	631,166	(3,171)
Life Northwestern Pennsylvania, LLC (FFL Pace Buyer, Inc.), Revolving Loan - First Lien	487,952	485,512	7,319
Lighthouse Behavioral Health Solutions, Delayed Draw Term Loan - First Lien	1,206,107	1,037,252	(150,763)
Lighthouse Lab Services (LMSI Buyer, LLC), Revolving Credit Loan - First Lien	502,092	441,841	(54,393)
Newcleus, LLC, Revolving Loan - First Lien	34,803	31,323	(2,958)
Oak Point Partners, LLC, Revolving Loan - First Lien	292,659	286,806	(1,463)
Parts Town (PT Intermediate Holdings III LLC), 2023 Incremental Delayed Draw Term Loan - First Lien	611,417	611,417	4,586
Point Quest Acquisition LLC, Revolving Credit Loan - First Lien	190,476	190,476	2,857
R-Pac International Corp (Project Radio), Initial Revolving Loan - First Lien	621,891	590,796	(18,755)
Sapio Sciences, LLC (Jarvis Bidco), Revolving Credit Loan - First Lien	312,500	303,125	(4,688)
Sequoia Consulting Group, LLC, Revolving Loan - First Lien	695,151	660,393	(23,543)
SuperHero Fire Protection, LLC, Revolving Loan - First Lien	4,797	4,797	72
Technology Partners, LLC (Imagine Software), Delayed Draw Term Loan - First Lien	518,618	510,839	(2,593)
Technology Partners, LLC (Imagine Software), Revolving Credit Loan - First Lien	373,405	367,804	1,867
TMA Buyer, LLC, Revolving Credit Loan - First Lien	153,986	143,207	(8,469)
Tricor, LLC, Delayed Draw Term Loan - First Lien	414,725	408,504	(3,110)
Tricor, LLC, Revolving Loan - First Lien	173,077	170,481	-
Triple Crown Consulting, Senior Secured Revolver - First Lien	217,391	213,315	-
TriStrux, LLC, Delayed Draw Term Loan - First Lien	160,874	156,048	(3,620)
TriStrux, LLC, Revolving Loan - First Lien	166,237	161,249	(2,494)
VCR Buyer, Inc (Velocity Clinical Research), Revolving Credit Facility - First Lien	99,410	99,410	1,884
			$(291,820)

Delayed draw loan commitments are marked to market on the relevant day of the valuation in accordance with the Fund’s valuation policy.